UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

(a) Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1)

EXCHANGE LISTED FUNDS TRUST

QRAFT AI-Enhanced U.S. Large Cap ETF

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF

QRAFT AI-Enhanced U.S. High Dividend ETF

QRAFT AI-Enhanced U.S. Next Value ETF

Annual Report

April 30, 2021

Exchange Listed Funds Trust TABLE OF CONTENTS	April 30, 2021

Before investing you should carefully consider each Fund’s investment objectives, risks, charges and expenses. This and other information is available in each Fund’s prospectus, a copy of which may be obtained by visiting the Funds’ website at www.qraftaietf.com. Please read a Fund’s prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee each Fund will achieve its investment objective. Each Fund is non-diversified and may invest more of its assets in securities of a single issuer, which may have an adverse effect on a Fund’s performance. Concentration in a particular industry or sector will subject a Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of each Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from each Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

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Qraft AI-Enhanced U.S. Large Cap ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2021 (Unaudited)

Dear QRFT Shareholders,

Thank you for your investment in the QRAFT AI-Enhanced U.S. Large Cap ETF (“QRFT” or the “Fund”). The information presented in this report relates to the operations of QRFT for the fiscal year ended April 30, 2021.

The Fund is an actively managed exchange-traded fund that aims to provide investors with capital appreciation. Exchange Traded Concepts LLC, the Fund’s adviser, utilizes proprietary artificial intelligence (AI) technology provided by Qraft Technologies to manage the Fund’s portfolio on a day-to-day basis. The AI technology seeks to create optimal portfolio factor weights by analyzing market data. Utilizing the AI, the adviser selects stocks of U.S. large-capitalization companies providing exposure to five main factors affecting the U.S. market, namely, quality, size, valuation, momentum, and volatility. Of the factors considered by the AI technology, the quality factor was most emphasized for QRFT’s portfolio during this period.

Investors faced an unpredictable market during 2020 due to an unprecedented pandemic and volatile market sentiment. Regardless of the high levels of uncertainty, however, Qraft Technologies’ proprietary AI analyzed the market through continuous and fast-paced deep learning. The nebulous market illuminated AI’s strength in removing prejudice, bias, and anxiety. The AI’s decisive nature based on deep leaning synergized with QRFT’s monthly rebalancing period to create an ETF that is constantly learning the market and adapting accordingly. The Fund’s market price increased 53.83%, and the net asset value increased 54.12%, while the S&P 500 Index, a broad market equity index, gained 45.98%.

The largest positive contributors to the return of the Fund for the fiscal year were Facebook, Inc. (FB), Alphabet, Inc. (GOOGL) and Apple (AAPL). The largest negative contributors were Acadia Pharmaceuticals, Inc. (ACAD), Intel Corp. (INTC) and Splunk, Inc. (SPLK).

The Fund began trading on May 21, 2019, with outstanding shares of 500,001 as of April 30, 2021.

We appreciate your investment in the QRAFT AI-Enhanced U.S. Large Cap ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

Qraft AI-Enhanced U.S. Large Cap ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2021 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return as of 4/30/2021		Expense Ratios*
		One Year	Since Inception	Gross	Net
Qraft AI-Enhanced U.S. Large Cap ETF (Net Asset Value)	5/20/2019	54.12%	32.85%	0.75%	0.75%
Qraft AI-Enhanced U.S. Large Cap ETF (Market Price)		53.83%	32.80%
S&P 500 Index		45.98%	24.17%

*    Reflects the expense ratio as reported in the Prospectus dated September 1, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains distributions.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.qraftaietf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value - The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

Qraft AI-Enhanced U.S. Large Cap Momentum ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2021 (Unaudited)

Dear AMOM Shareholders,

Thank you for your investment in the QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (“AMOM” or the “Fund”). The information presented in this report relates to the operations of AMOM for the fiscal year ended April 30, 2021.

The Fund is an actively managed exchange-traded fund that aims to provide investors with capital appreciation. Exchange Traded Concepts LLC, the Fund’s adviser, utilizes proprietary artificial intelligence (AI) technology provided by Qraft Technologies to manage the Fund’s portfolio on a day-to-day basis. The AI technology seeks to create optimal portfolio factor weights by analyzing market data. Utilizing the AI, the adviser selects stocks of U.S. large-capitalization companies based on the stocks’ momentum over a certain period.

Investors faced an unpredictable market during 2020 due to an unprecedented pandemic and volatile market sentiment. Regardless of the high levels of uncertainty, however, Qraft Technologies’ proprietary AI analyzed the market through continuous and fast-paced deep learning. The nebulous market illuminated AI’s strength in removing prejudice, bias, and anxiety. The AI’s decisive nature based on deep leaning synergized with AMOM’s monthly rebalancing period to create an ETF that is constantly learning the market and adapting accordingly. The Fund’s market price increased 69.50%, and the net asset value increased 69.95%, while the S&P 500 Index, a broad market equity index, gained 45.98%.

The largest positive contributors to the return of the Fund for the fiscal year were Tesla, Inc. (TSLA), Advanced Micro Devices, Inc. (AMD) and Shopify, Inc. (SHOP). The largest negative contributors were Facebook, Inc. (FB), Clorox Company (CLX), Elastic, NV (ESTC).

The Fund began trading on May 21, 2019, with outstanding shares of 625,001 as of April 30, 2021.

We appreciate your investment in the QRAFT AI-Enhanced U.S. Large Cap Momentum ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

Qraft AI-Enhanced U.S. Large Cap Momentum ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2021 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return as of 4/30/2021		Expense Ratios*
		One Year	Since Inception	Gross	Net
Qraft AI-Enhanced U.S. Large Cap Momentum ETF (Net Asset Value)	5/20/2019	69.95%	37.87%	0.75%	0.75%
Qraft AI-Enhanced U.S. Large Cap Momentum ETF (Market Price)		69.50%	37.79%
S&P 500 Index		45.98%	24.17%

*    Reflects the expense ratio as reported in the Prospectus dated September 1, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains distributions.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.qraftaietf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value - The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

Qraft AI-Enhanced U.S. High Dividend ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2021 (Unaudited)

Dear HDIV Shareholders,

Thank you for your investment in the QRAFT AI-Enhanced U.S. High Dividend Strategy ETF (“HDIV” or the “Fund”). The information presented in this report relates to the operations of HDIV for the fiscal year ended April 30, 2021.

The Fund is an actively managed exchange-traded fund that aims to provide investors with long-term total returns through regular dividend income and capital appreciation. Exchange Traded Concepts LLC, the Fund’s adviser, utilizes proprietary artificial intelligence (AI) technology provided by Qraft Technologies to manage the Fund’s portfolio on a day-to-day basis. The AI technology seeks to create optimal portfolio factor weights by analyzing market data. Utilizing the AI, the adviser selects dividend paying securities of U.S.-listed companies using a proprietary dividend factor scoring formula based on dividend and quality factors.

Investors faced an unpredictable market during 2020 due to an unprecedented pandemic and volatile market sentiment. Regardless of the high levels of uncertainty, however, Qraft Technologies’ proprietary AI analyzed the market through continuous and fast-paced deep learning. The nebulous market illuminated AI’s strength in removing prejudice, bias, and anxiety. The AI’s decisive nature based on deep leaning synergized with HDIV’s monthly rebalancing period to create an ETF that is constantly learning the market and adapting accordingly. The Fund’s market price increased 39.21%, and the net asset value increased 39.50%, while the S&P 500 Index, a broad market equity index, gained 45.98%.

The largest positive contributors to the return of the Fund for the fiscal year were Nike, Inc. (NKE), Walmart, Inc. (WMT), and Target Corp. (TGT). The largest negative contributors were Gilead Sciences, Inc. (GILD), Merck & Co. (MRK) and Verizon Communications (VZ).

The Fund began trading on February 27, 2020, with outstanding shares of 175,000 as of April 30, 2021.

We appreciate your investment in the QRAFT AI-Enhanced U.S. High Dividend Strategy ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

Qraft AI-Enhanced U.S. High Dividend ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2021 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return as of 4/30/2021		Expense Ratios*
		One Year	Since Inception	Gross	Net
Qraft AI-Enhanced U.S. High Dividend ETF (Net Asset Value)	2/26/2020	39.50%	20.75%	0.75%	0.75%
Qraft AI-Enhanced U.S. High Dividend ETF (Market Price)		39.21%	20.82%
S&P 500 Index		45.98%	30.63%

*    Reflects the expense ratio as reported in the Prospectus dated September 1, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains distributions.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.qraftaietf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value - The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

Qraft AI-Enhanced U.S. Next Value ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2021 (Unaudited)

Dear NVQ Shareholders,

Thank you for your investment in the QRAFT AI-Enhanced U.S. Next Value ETF (“NVQ” or the “Fund”). The information presented in this report relates to the operations of NVQ for the fiscal period ended April 30, 2021.

The Fund is an actively managed exchange-traded fund that aims to provide investors with capital appreciation. Exchange Traded Concepts LLC, the Fund’s adviser, utilizes proprietary artificial intelligence (AI) technology provided by Qraft Technologies to manage the Fund’s portfolio on a day-to-day basis. The AI technology seeks to create optimal portfolio factor weights by analyzing market data. The adviser selects stocks of U.S. listed companies that, on the basis of future intangible assets and typical value factors, the AI identifies as having an intrinsic value that is higher than book value.

Investors faced an unpredictable market during 2020 due to an unprecedented pandemic and volatile market sentiment. Regardless of the high levels of uncertainty, however, Qraft Technologies’ proprietary AI analyzed the market through continuous and fast-paced deep learning. The nebulous market illuminated AI’s strength in removing prejudice, bias, and anxiety. The AI’s decisive nature based on deep leaning synergized with NVQ’s monthly rebalancing period to create an ETF that is constantly learning the market and adapting accordingly. Since the inception of the Fund through April 30, 2021, the Fund’s market price increased 26.89%, and the net asset value increased 26.10%, while the S&P 500 Index, a broad market equity index, gained 14.63%.

The largest positive contributors to the return of the Fund for the fiscal period were Micron Technology, Inc. (MU), MicroStrategy, Inc. (MSTR) and Magna International, Inc. (MG). The largest negative contributors were 3D Systems Corp. (DDD), LiveRamp Holdings (RAMP) and Overstock.com, Inc. (OSTK).

The Fund began trading on December 3, 2020, with outstanding shares of 150,000 as of April 30, 2021.

We appreciate your investment in the QRAFT AI-Enhanced U.S. Next Value ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

Qraft AI-Enhanced U.S. Next Value ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2021 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Cumulative Total Return As of 4/30/2021	Expense Ratios*
			Gross	Net
Qraft AI-Enhanced U.S. Next Value ETF (Net Asset Value)	12/2/2020	26.10%	0.75%	0.75%
Qraft AI-Enhanced U.S. Next Value ETF (Market Price)		26.89%
S&P 500 Index		14.63%

*    Reflects the expense ratio as reported in the Prospectus dated November 20, 2020.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains distributions.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.qraftaietf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price and, because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value - The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS	April 30, 2021
Number of Shares		Value
COMMON STOCKS — 99.4%
	COMMUNICATION SERVICES — 9.0%
199	Activision Blizzard, Inc.	$18,147
174	Alphabet, Inc. - Class A*	409,509
1,829	AT&T, Inc.	57,449
263	BCE, Inc.	12,427
1,176	Comcast Corp. - Class A	66,032
863	Electronic Arts, Inc.	122,615
732	Facebook, Inc. - Class A*	237,958
51	Liberty Broadband Corp. - Class A*	8,041
68	Match Group, Inc.*	10,583
114	Netflix, Inc.*	58,535
1,664	Pinterest, Inc. - Class A*	110,440
629	Roku, Inc.*	215,728
2,402	Snap, Inc. - Class A*	148,492
507	Spotify Technology S.A.*	127,825
377	TELUS Corp.	7,823
319	T-Mobile US, Inc.*	42,149
204	Twitter, Inc.*	11,265
1,062	Verizon Communications, Inc.	61,373
156	ViacomCBS, Inc. - Class A	7,051
465	Walt Disney Co.*	86,499
59	Zillow Group, Inc. - Class A*	7,868
		1,827,809
	CONSUMER DISCRETIONARY — 7.6%
154	Airbnb, Inc. - Class A*	26,597
196	Amazon.com, Inc.*	679,614
5	AutoZone, Inc.*	7,321
66	Best Buy Co., Inc.	7,674
11	Booking Holdings, Inc.*	27,127
279	Carnival Corp.*	7,801
106	Chewy, Inc.*	8,450
7	Chipotle Mexican Grill, Inc.*	10,444
60	Dollar Tree, Inc.*	6,894
81	DoorDash, Inc. - Class A*	11,597
94	DR Horton, Inc.	9,239
176	eBay, Inc.	9,819
594	Ferrari N.V.	126,754
1,021	Ford Motor Co.*	11,782
277	Home Depot, Inc.	89,657
196	Las Vegas Sands Corp.*	12,007
80	Lennar Corp. - Class A	8,288
187	Lowe’s Cos., Inc.	36,699
34	Lululemon Athletica, Inc.*	11,399
Number of Shares		Value
COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
87	Magna International, Inc.	$8,215
192	McDonald’s Corp.	45,327
13	MercadoLibre, Inc.*	20,423
404	NIKE, Inc. - Class B	53,579
18	O’Reilly Automotive, Inc.*	9,952
76	Peloton Interactive, Inc. - Class A*	7,475
92	Ross Stores, Inc.	12,046
302	Starbucks Corp.	34,576
128	Target Corp.	26,529
246	Tesla, Inc.*	174,522
308	TJX Cos., Inc.	21,868
100	VF Corp.	8,766
25	Wayfair, Inc. - Class A*	7,389
77	Yum! Brands, Inc.	9,203
		1,549,033
	CONSUMER STAPLES — 2.7%
477	Altria Group, Inc.	22,777
143	Archer-Daniels-Midland Co.	9,028
1,104	Coca-Cola Co.	59,594
218	Colgate-Palmolive Co.	17,593
114	Costco Wholesale Corp.	42,418
93	Estee Lauder Cos., Inc. - Class A	29,183
157	General Mills, Inc.	9,555
54	Hershey Co.	8,872
87	Kimberly-Clark Corp.	11,599
195	Kroger Co.	7,125
364	Mondelez International, Inc. - Class A	22,135
136	Monster Beverage Corp.*	13,199
354	PepsiCo, Inc.	51,033
400	Philip Morris International, Inc.	38,000
632	Procter & Gamble Co.	84,321
131	Sysco Corp.	11,100
94	Tyson Foods, Inc. - Class A	7,280
222	Walgreens Boots Alliance, Inc.	11,788
724	Walmart, Inc.	101,295
		557,895
	ENERGY — 1.3%
354	Canadian Natural Resources Ltd.	10,754
494	Chevron Corp.	50,917
274	ConocoPhillips	14,012
591	Enbridge, Inc.	22,795

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	April 30, 2021
Number of Shares		Value
COMMON STOCKS (Continued)
	ENERGY (Continued)
560	Enterprise Products Partners LP	$12,886
149	EOG Resources, Inc.	10,972
1,086	Exxon Mobil Corp.	62,163
167	Marathon Petroleum Corp.	9,293
266	MPLX LP	7,179
113	Phillips 66	9,143
357	Schlumberger N.V.	9,657
445	Suncor Energy, Inc.	9,532
274	TC Energy Corp.	13,555
105	Valero Energy Corp.	7,766
312	Williams Cos., Inc.	7,600
		258,224
	FINANCIALS — 5.0%
178	Aflac, Inc.	9,564
78	Allstate Corp.	9,890
206	American Express Co.	31,590
221	American International Group, Inc.	10,708
29	Ameriprise Financial, Inc.	7,494
58	Aon PLC - Class A	14,584
2,220	Bank of America Corp.	89,977
189	Bank of Montreal	17,830
227	Bank of New York Mellon Corp.	11,323
355	Bank of Nova Scotia	22,610
39	BlackRock, Inc.	31,953
176	Blackstone Group, Inc.	15,574
441	Brookfield Asset Management, Inc. - Class A	20,101
131	Canadian Imperial Bank of Commerce	13,619
118	Capital One Financial Corp.	17,591
483	Charles Schwab Corp.	34,003
116	Chubb Ltd.	19,904
535	Citigroup, Inc.	38,113
92	CME Group, Inc.	18,583
79	Discover Financial Services	9,006
183	Fifth Third Bancorp	7,419
92	Goldman Sachs Group, Inc.	32,057
144	Intercontinental Exchange, Inc.	16,950
783	JPMorgan Chase & Co.	120,433
147	KKR & Co., Inc.	8,317
565	Manulife Financial Corp.	12,345
131	Marsh & McLennan Cos., Inc.	17,777
229	MetLife, Inc.	14,571
48	Moody’s Corp.	15,682
Number of Shares		Value
COMMON STOCKS (Continued)
	FINANCIALS (Continued)
464	Morgan Stanley	$38,303
21	MSCI, Inc.	10,201
108	PNC Financial Services Group, Inc.	20,191
151	Progressive Corp.	15,212
102	Prudential Financial, Inc.	10,237
417	Royal Bank of Canada	39,782
62	S&P Global, Inc.	24,204
91	State Street Corp.	7,640
171	Sun Life Financial, Inc.	9,224
59	T. Rowe Price Group, Inc.	10,573
532	Toronto-Dominion Bank	36,575
346	Truist Financial Corp.	20,521
386	U.S. Bancorp	22,909
1,063	Wells Fargo & Co.	47,888
33	Willis Towers Watson PLC	8,542
		1,011,570
	HEALTH CARE — 22.3%
455	Abbott Laboratories	54,636
453	AbbVie, Inc.	50,509
567	ABIOMED, Inc.*	181,854
78	Agilent Technologies, Inc.	10,424
128	Alcon, Inc.	9,655
57	Alexion Pharmaceuticals, Inc.*	9,615
213	Align Technology, Inc.*	126,848
148	Amgen, Inc.	35,467
63	Anthem, Inc.	23,902
129	Baxter International, Inc.	11,054
75	Becton, Dickinson and Co.	18,661
39	Biogen, Inc.*	10,426
2,847	BioMarin Pharmaceutical, Inc.*	221,838
363	Boston Scientific Corp.*	15,827
576	Bristol-Myers Squibb Co.	35,954
149	Centene Corp.*	9,199
92	Cigna Corp.	22,909
336	CVS Health Corp.	25,670
182	Danaher Corp.	46,217
777	Dexcom, Inc.*	300,000
1,587	Edwards Lifesciences Corp.*	151,590
689	Eli Lilly & Co.	125,929
934	Exact Sciences Corp.*	123,120
322	Gilead Sciences, Inc.	20,437
33	Humana, Inc.	14,693

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	April 30, 2021
Number of Shares		Value
COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
342	IDEXX Laboratories, Inc.*	$187,755
382	Illumina, Inc.*	150,065
2,742	Incyte Corp.*	234,112
654	Insulet Corp.*	193,074
143	Intuitive Surgical, Inc.*	123,695
49	IQVIA Holdings, Inc.*	11,500
676	Johnson & Johnson	110,005
403	Masimo Corp.*	93,766
41	McKesson Corp.	7,690
346	Medtronic PLC	45,298
649	Merck & Co., Inc.	48,350
6	Mettler-Toledo International, Inc.*	7,880
102	Moderna, Inc.*	18,240
797	Novavax, Inc.*	188,833
2,844	Novocure Ltd.*	580,460
1,428	Pfizer, Inc.	55,192
27	Regeneron Pharmaceuticals, Inc.*	12,995
37	ResMed, Inc.	6,955
1,805	Seagen, Inc.*	259,487
97	Stryker Corp.	25,475
39	Teladoc Health, Inc.*	6,722
102	Thermo Fisher Scientific, Inc.	47,963
243	UnitedHealth Group, Inc.	96,908
554	Veeva Systems, Inc. - Class A*	156,477
746	Vertex Pharmaceuticals, Inc.*	162,777
54	Zimmer Biomet Holdings, Inc.	9,567
122	Zoetis, Inc.	21,110
		4,518,785
	INDUSTRIALS — 4.7%
148	3M Co.	29,177
59	AMETEK, Inc.	7,961
149	Boeing Co.*	34,912
207	Canadian National Railway Co.	22,284
39	Canadian Pacific Railway Ltd.	14,552
223	Carrier Global Corp.	9,718
140	Caterpillar, Inc.	31,935
27	Cintas Corp.	9,319
11	CoStar Group, Inc.*	9,399
196	CSX Corp.	19,747
38	Cummins, Inc.	9,578
80	Deere & Co.	29,668
102	Eaton Corp. PLC	14,579
Number of Shares		Value
COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
154	Emerson Electric Co.	$13,935
147	Fastenal Co.	7,685
68	FedEx Corp.	19,741
74	General Dynamics Corp.	14,077
2,249	General Electric Co.	29,507
179	Honeywell International, Inc.	39,924
102	IHS Markit Ltd.	10,973
81	Illinois Tool Works, Inc.	18,667
185	Johnson Controls International PLC	11,533
54	L3Harris Technologies, Inc.	11,298
312	Lennox International, Inc.	104,626
72	Lockheed Martin Corp.	27,400
64	Norfolk Southern Corp.	17,871
43	Northrop Grumman Corp.	15,241
31	Old Dominion Freight Line, Inc.	7,992
112	Otis Worldwide Corp.	8,721
89	PACCAR, Inc.	7,999
33	Parker-Hannifin Corp.	10,356
2,911	Plug Power, Inc.*	82,993
389	Raytheon Technologies Corp.	32,380
82	Republic Services, Inc.	8,717
29	Rockwell Automation, Inc.	7,664
27	Roper Technologies, Inc.	12,054
152	Southwest Airlines Co.*	9,543
41	Stanley Black & Decker, Inc.	8,478
145	Thomson Reuters Corp.	13,443
61	Trane Technologies PLC	10,604
14	TransDigm Group, Inc.*	8,592
475	Uber Technologies, Inc.*	26,016
173	Union Pacific Corp.	38,422
222	United Parcel Service, Inc. - Class B	45,257
42	Verisk Analytics, Inc.	7,904
77	Waste Connections, Inc.	9,171
108	Waste Management, Inc.	14,901
		956,514
	INFORMATION TECHNOLOGY — 44.3%
163	Accenture PLC - Class A	47,265
316	Adobe, Inc.*	160,635
3,997	Advanced Micro Devices, Inc.*	326,235
154	Amphenol Corp. - Class A	10,370
95	Analog Devices, Inc.	14,550
22	ANSYS, Inc.*	8,045

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	April 30, 2021
Number of Shares		Value
COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
4,318	Apple, Inc.	$567,644
236	Applied Materials, Inc.	31,320
421	Arista Networks, Inc.*	132,687
943	Atlassian Corp. PLC - Class A*	224,019
575	Autodesk, Inc.*	167,848
109	Automatic Data Processing, Inc.	20,382
104	Broadcom, Inc.	47,445
1,393	Cadence Design Systems, Inc.*	183,556
1,083	Cisco Systems, Inc.	55,136
718	Citrix Systems, Inc.	88,924
1,163	Cognex Corp.	100,158
136	Cognizant Technology Solutions Corp. - Class A	10,934
197	Corning, Inc.	8,709
57	Crowdstrike Holdings, Inc. - Class A*	11,885
529	DocuSign, Inc.*	117,935
876	Enphase Energy, Inc.*	121,983
439	F5 Networks, Inc.*	81,988
231	Fair Isaac Corp.*	120,446
159	Fidelity National Information Services, Inc.	24,311
172	Fiserv, Inc.*	20,661
727	Fortinet, Inc.*	148,475
77	Global Payments, Inc.	16,526
321	HP, Inc.	10,949
385	HubSpot, Inc.*	202,683
1,042	Intel Corp.	59,946
229	International Business Machines Corp.	32,491
458	Intuit, Inc.	188,769
635	Keysight Technologies, Inc.*	91,662
40	KLA Corp.	12,614
37	Lam Research Corp.	22,957
868	Logitech International S.A.	96,244
173	Marvell Technology, Inc.	7,821
256	Mastercard, Inc. - Class A	97,807
1,338	Maxim Integrated Products, Inc.	125,772
69	Microchip Technology, Inc.	10,370
286	Micron Technology, Inc.*	24,616
1,937	Microsoft Corp.	488,473
385	MongoDB, Inc.*	114,522
440	Monolithic Power Systems, Inc.	159,007
737	Motorola Solutions, Inc.	138,777
1,825	NetApp, Inc.	136,309
515	NVIDIA Corp.	309,196
Number of Shares		Value
COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
72	NXP Semiconductors N.V.	$13,861
494	Okta, Inc.*	133,232
743	Oracle Corp.	56,312
460	Palantir Technologies, Inc. - Class A*	10,598
563	Palo Alto Networks, Inc.*	198,959
93	Paychex, Inc.	9,067
301	PayPal Holdings, Inc.*	78,949
776	PTC, Inc.*	101,609
1,340	QUALCOMM, Inc.	185,992
809	RingCentral, Inc. - Class A*	258,031
236	salesforce.com, Inc.*	54,355
369	ServiceNow, Inc.*	186,851
148	Shopify, Inc.*	175,011
42	Skyworks Solutions, Inc.	7,616
2,148	Slack Technologies, Inc. - Class A*	91,075
73	Snowflake, Inc. - Class A*	16,906
1,931	Splunk, Inc.*	244,117
835	Square, Inc. - Class A*	204,425
404	Synopsys, Inc.*	99,812
85	TE Connectivity Ltd.	11,430
672	Texas Instruments, Inc.	121,303
13	Trade Desk, Inc. - Class A*	9,481
321	Twilio, Inc. - Class A*	118,064
395	Ubiquiti, Inc.	112,705
71	Unity Software, Inc.*	7,212
548	Visa, Inc. - Class A	127,991
837	VMware, Inc. - Class A*	134,615
1,151	Wix.com Ltd.*	365,880
866	Workday, Inc. - Class A*	213,902
1,306	Xilinx, Inc.	167,116
1,733	Zendesk, Inc.*	253,278
74	Zoom Video Communications, Inc. - Class A*	23,648
		8,994,460
	MATERIALS — 1.0%
57	Air Products and Chemicals, Inc.	16,443
84	Ball Corp.	7,866
519	Barrick Gold Corp.	11,029
191	Corteva, Inc.	9,313
191	Dow, Inc.	11,937
188	DuPont de Nemours, Inc.	14,497
74	Ecolab, Inc.	16,585
56	Franco-Nevada Corp.	7,797
See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Concluded)	April 30, 2021
Number of Shares		Value
COMMON STOCKS (Continued)
	MATERIALS (Continued)
135	Linde PLC	$38,588
85	LyondellBasell Industries N.V. - Class A	8,818
234	Newmont Corp.	14,604
166	Nutrien Ltd.	9,162
61	PPG Industries, Inc.	10,446
69	Sherwin-Williams Co.	18,897
199	Southern Copper Corp.	13,813
		209,795
	REAL ESTATE — 0.7%
114	American Tower Corp. - REIT	29,044
111	Crown Castle International Corp. - REIT	20,986
72	Digital Realty Trust, Inc. - REIT	11,110
23	Equinix, Inc. - REIT	16,578
96	Equity Residential - REIT	7,126
189	Prologis, Inc. - REIT	22,024
45	Public Storage - REIT	12,652
28	SBA Communications Corp. - REIT	8,392
84	Simon Property Group, Inc. - REIT	10,226
107	Welltower, Inc. - REIT	8,028
		146,166
	UTILITIES — 0.8%
127	American Electric Power Co., Inc.	11,266
46	American Water Works Co., Inc.	7,176
207	Dominion Energy, Inc.	16,539
198	Duke Energy Corp.	19,937
88	Eversource Energy	7,587
251	Exelon Corp.	11,280
503	NextEra Energy, Inc.	38,988
129	Public Service Enterprise Group, Inc.	8,148
74	Sempra Energy	10,180
272	Southern Co.	17,998
81	WEC Energy Group, Inc.	7,871
138	Xcel Energy, Inc.	9,839
		166,809
	TOTAL COMMON STOCKS (Cost $19,521,743)	20,197,060
Number of Shares		Value
SHORT-TERM INVESTMENTS — 0.6%
118,254	Invesco Government & Agency Portfolio - Class Institutional, 0.03%#	$118,254
	TOTAL SHORT-TERM INVESTMENTS (Cost $118,254)	118,254
	TOTAL INVESTMENTS — 100.0% (Cost $19,639,997)	20,315,314
	Other Liabilities in Excess of Assets — (0.0)%	(4,350)
	TOTAL NET ASSETS — 100.0%	$20,310,964

*    Non-income producing security.

#   The rate is the annualized seven-day yield at year end.

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SUMMARY OF INVESTMENTS	April 30, 2021
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	44.3%
Health Care	22.3%
Communication Services	9.0%
Consumer Discretionary	7.6%
Financials	5.0%
Industrials	4.7%
Consumer Staples	2.7%
Energy	1.3%
Materials	1.0%
Utilities	0.8%
Real Estate	0.7%
Total Common Stocks	99.4%
Short-Term Investments	0.6%
Total Investments	100.0%
Other Liabilities in Excess of Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SCHEDULE OF INVESTMENTS	April 30, 2021
Number of Shares		Value
COMMON STOCKS — 100.0%
	CONSUMER DISCRETIONARY — 31.1%
546	Amazon.com, Inc.*	$1,893,211
3,153	AutoNation, Inc.*	323,119
253	AutoZone, Inc.*	370,422
3,124	Best Buy Co., Inc.	363,228
902	Deckers Outdoor Corp.*	305,056
10,225	Gap, Inc.	338,448
5,024	Kohl’s Corp.	294,708
6,674	NIKE, Inc. - Class B	885,106
748	O’Reilly Automotive, Inc.*	413,554
902	Pool Corp.	381,113
7,403	Tapestry, Inc.*	354,234
2,848	Target Corp.	590,277
13,600	Under Armour, Inc. - Class A*	330,616
		6,843,092
	CONSUMER STAPLES — 18.1%
1,372	Casey’s General Stores, Inc.	304,845
1,776	Clorox Co.	324,120
5,948	Colgate-Palmolive Co.	480,004
2,000	Estee Lauder Cos., Inc. - Class A	627,600
9,775	Kroger Co.	357,179
4,528	Monster Beverage Corp.*	439,442
10,296	Walmart, Inc.	1,440,513
		3,973,703
	HEALTH CARE — 15.0%
1,124	Amedisys, Inc.*	303,311
4,676	Cerner Corp.	350,934
4,403	Hologic, Inc.*	288,617
802	IDEXX Laboratories, Inc.*	440,290
3,996	Incyte Corp.*	341,179
301	Mettler-Toledo International, Inc.*	395,309
2,352	Novocure Ltd.*	480,043
2,496	Seagen, Inc.*	358,825
1,147	Waters Corp.*	343,951
		3,302,459
	INDUSTRIALS — 12.5%
7,097	Fastenal Co.	371,031
978	Lennox International, Inc.	327,962
5,299	Masco Corp.	338,500
3,821	Robert Half International, Inc.	334,758
9,347	Rollins, Inc.	348,456
1,724	SiteOne Landscape Supply, Inc.*	309,251
3,303	Trex Co., Inc.*	356,691
827	W.W. Grainger, Inc.	358,538
		2,745,187
Number of Shares		Value
COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY — 23.3%
2,077	Aspen Technology, Inc.*	$271,755
1,625	Autodesk, Inc.*	474,354
2,801	Cadence Design Systems, Inc.*	369,088
2,299	Citrix Systems, Inc.	284,731
11,396	Dropbox, Inc. - Class A*	292,877
648	Fair Isaac Corp.*	337,874
1,950	Fortinet, Inc.*	398,248
3,099	Logitech International S.A.	343,617
1,123	ServiceNow, Inc.*	568,653
2,724	Teradyne, Inc.	340,718
4,146	Texas Instruments, Inc.	748,394
1,099	Ubiquiti, Inc.	313,578
1,700	VeriSign, Inc.*	371,909
		5,115,796
	TOTAL COMMON STOCKS (Cost $21,417,922)	21,980,237

SHORT-TERM INVESTMENTS — 0.0%
9,824	Invesco Government & Agency Portfolio - Class Institutional, 0.03%#	9,824
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,824)	9,824
	TOTAL INVESTMENTS — 100.0% (Cost $21,427,746)	21,990,061
	Other Assets in Excess of Liabilities — 0.0%	2,096
	TOTAL NET ASSETS — 100.0%	$21,992,157

*    Non-income producing security.

#   The rate is the annualized seven-day yield at year end.

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SUMMARY OF INVESTMENTS	April 30, 2021
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	31.1%
Information Technology	23.3%
Consumer Staples	18.1%
Health Care	15.0%
Industrials	12.5%
Total Common Stocks	100.0%
Short-Term Investments	0.0%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. High Dividend ETF SCHEDULE OF INVESTMENTS	April 30, 2021
Number of Shares		Value
COMMON STOCKS — 99.4%
	COMMUNICATION SERVICES — 1.0%
1,991	Lumen Technologies, Inc.	$25,544
1,072	News Corp. - Class A	28,081
		53,625
	CONSUMER DISCRETIONARY — 16.9%
120	Advance Auto Parts, Inc.	24,019
466	Best Buy Co., Inc.	54,182
423	Dollar Tree, Inc.*	48,603
660	DR Horton, Inc.	64,871
1,242	eBay, Inc.	69,291
7,225	Ford Motor Co.*	83,376
117	GameStop Corp. - Class A*	20,310
679	Gap, Inc.	22,475
262	Genuine Parts Co.	32,742
249	Hasbro, Inc.	24,763
287	Kohl’s Corp.	16,835
505	L Brands, Inc.*	33,280
568	Lennar Corp. - Class A	58,845
771	Newell Brands, Inc.	20,786
129	O’Reilly Automotive, Inc.*	71,322
112	Polaris, Inc.	15,683
484	PulteGroup, Inc.	28,614
133	Ralph Lauren Corp.*	17,728
504	Tapestry, Inc.*	24,116
211	Tractor Supply Co.	39,795
826	Under Armour, Inc. - Class A*	20,080
180	Wayfair, Inc. - Class A*	53,203
114	Whirlpool Corp.	26,955
138	Williams-Sonoma, Inc.	23,564
		895,438
	CONSUMER STAPLES — 12.9%
3,375	Altria Group, Inc.	161,156
550	Campbell Soup Co.	26,263
1,110	General Mills, Inc.	67,555
199	J M Smucker Co.	26,067
624	Kellogg Co.	38,950
614	Kimberly-Clark Corp.	81,858
1,374	Kroger Co.	50,206
393	Molson Coors Beverage Co. - Class B*	21,595
926	Sysco Corp.	78,460
662	Tyson Foods, Inc. - Class A	51,272
1,569	Walgreens Boots Alliance, Inc.	83,314
		686,696
Number of Shares		Value
COMMON STOCKS (Continued)
	ENERGY — 14.5%
2,501	Canadian Natural Resources Ltd.	$75,980
4,180	Enbridge, Inc.	161,223
4,907	Energy Transfer LP	42,249
3,963	Enterprise Products Partners LP	91,189
1,059	EOG Resources, Inc.	77,985
404	Magellan Midstream Partners LP	18,895
1,886	MPLX LP	50,903
807	ONEOK, Inc.	42,238
1,135	Pembina Pipeline Corp.	35,026
1,937	TC Energy Corp.	95,823
14	Texas Pacific Land Corp.	21,562
2,202	Williams Cos., Inc.	53,641
		766,714
	FINANCIALS — 18.7%
980	AGNC Investment Corp. - REIT	17,571
2,538	Annaly Capital Management, Inc. - REIT	23,045
1,339	Bank of Montreal	126,321
1,610	Bank of New York Mellon Corp.	80,307
2,509	Bank of Nova Scotia	159,798
186	BRP, Inc.	17,097
927	Canadian Imperial Bank of Commerce	96,371
3,752	Deutsche Bank A.G.*	52,528
651	Hartford Financial Services Group, Inc.	42,940
4,000	Manulife Financial Corp.	87,400
719	Prudential Financial, Inc.	72,159
555	Santander Consumer USA Holdings, Inc.	18,837
641	State Street Corp.	53,812
2,450	Truist Financial Corp.	145,310
		993,496
	HEALTH CARE — 16.3%
372	AmerisourceBergen Corp.	44,938
445	Anthem, Inc.	168,829
534	Cardinal Health, Inc.	32,222
644	Cigna Corp.	160,362
2,378	CVS Health Corp.	181,679
396	DENTSPLY SIRONA, Inc.	26,734
2,277	Gilead Sciences, Inc.	144,521
259	Henry Schein, Inc.*	18,777
288	McKesson Corp.	54,017
241	Quest Diagnostics, Inc.	31,783
		863,862

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. High Dividend ETF SCHEDULE OF INVESTMENTS (Concluded)	April 30, 2021
Number of Shares		Value
COMMON STOCKS (Continued)
	INDUSTRIALS — 4.9%
165	Allegion PLC	$22,173
243	C.H. Robinson Worldwide, Inc.	23,590
73	Huntington Ingalls Industries, Inc.	15,499
70	Lennox International, Inc.	23,474
469	Masco Corp.	29,960
205	Robert Half International, Inc.	17,960
98	Snap-on, Inc.	23,285
291	Stanley Black & Decker, Inc.	60,170
95	W.W. Grainger, Inc.	41,186
		257,297
	INFORMATION TECHNOLOGY — 8.7%
135	Arrow Electronics, Inc.*	15,400
222	Citrix Systems, Inc.	27,495
2,361	Hewlett Packard Enterprise Co.	37,823
2,275	HP, Inc.	77,600
1,620	International Business Machines Corp.	229,846
595	Juniper Networks, Inc.	15,107
435	Seagate Technology PLC	40,385
746	Western Union Co.	19,217
		462,873
	MATERIALS — 2.9%
714	International Paper Co.	41,412
548	Nucor Corp.	45,078
115	Reliance Steel & Aluminum Co.	18,436
382	Steel Dynamics, Inc.	20,712
478	Westrock Co.	26,649
		152,287
	REAL ESTATE — 0.8%
1,044	Brookfield Property Partners LP	18,781
523	Iron Mountain, Inc. - REIT	20,983
		39,764
	UTILITIES — 1.8%
364	Entergy Corp.	39,782
204	Pinnacle West Capital Corp.	17,269
1,396	PPL Corp.	40,665
		97,716
	TOTAL COMMON STOCKS (Cost $5,026,781)	5,269,768
Number of Shares		Value
SHORT-TERM INVESTMENTS — 0.5%
28,658	Invesco Government & Agency Portfolio - Class Institutional, 0.03%#	$28,658
	TOTAL SHORT-TERM INVESTMENTS (Cost $28,658)	28,658
	TOTAL INVESTMENTS — 99.9% (Cost $5,055,439)	5,298,426
	Other Assets in Excess of Liabilities — 0.1%	4,665
	TOTAL NET ASSETS — 100.0%	$5,303,091

*    Non-income producing security.

#   The rate is the annualized seven-day yield at year end.

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. High Dividend ETF SUMMARY OF INVESTMENTS	April 30, 2021
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	18.7%
Consumer Discretionary	16.9%
Health Care	16.3%
Energy	14.5%
Consumer Staples	12.9%
Information Technology	8.7%
Industrials	4.9%
Materials	2.9%
Utilities	1.8%
Communication Services	1.0%
Real Estate	0.8%
Total Common Stocks	99.4%
Short-Term Investments	0.5%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Next Value ETF SCHEDULE OF INVESTMENTS	April 30, 2021
Number of Shares		Value
COMMON STOCKS — 99.3%
	COMMUNICATION SERVICES — 1.4%
1,395	Discovery, Inc. - Class A*	$52,536
370	United States Cellular Corp.*	12,628
		65,164
	CONSUMER DISCRETIONARY — 23.7%
1,410	American Eagle Outfitters, Inc.	48,744
266	AutoNation, Inc.*	27,260
632	Bed Bath & Beyond, Inc.*	16,002
849	BorgWarner, Inc.	41,244
763	Capri Holdings Ltd.*	42,026
397	Dick’s Sporting Goods, Inc.	32,784
672	Foot Locker, Inc.	39,634
11,679	Ford Motor Co.*	134,776
225	GameStop Corp. - Class A*	39,058
1,836	Gap, Inc.	60,772
1,505	Goodyear Tire & Rubber Co.*	25,901
649	International Game Technology PLC*	11,176
520	iRobot Corp.*	56,576
786	Kohl’s Corp.	46,107
87	Lithia Motors, Inc. - Class A	33,441
1,598	Macy’s, Inc.*	26,495
1,011	Magna International, Inc.	95,459
111	Meritage Homes Corp.*	11,809
201	Mohawk Industries, Inc.*	41,305
288	Penske Automotive Group, Inc.	25,255
256	PVH Corp.*	28,974
331	Ralph Lauren Corp.*	44,119
278	Rent-A-Center, Inc.	15,999
757	Skechers USA, Inc. - Class A*	36,707
241	Stamps.com, Inc.*	49,494
1,217	Tapestry, Inc.*	58,233
874	Urban Outfitters, Inc.*	31,377
		1,120,727
	CONSUMER STAPLES — 8.1%
1,592	Archer-Daniels-Midland Co.	100,503
2,602	Coty, Inc. - Class A*	26,046
246	Ingredion, Inc.	22,979
2,476	Kroger Co.	90,473
2,730	Walgreens Boots Alliance, Inc.	144,963
		384,964
	ENERGY — 9.0%
1,643	EOG Resources, Inc.	120,990
510	HollyFrontier Corp.	17,850
1,831	Marathon Petroleum Corp.	101,895
Number of Shares		Value
COMMON STOCKS (Continued)
	ENERGY (Continued)
1,255	Phillips 66	$101,542
1,161	Valero Energy Corp.	85,868
		428,145
	HEALTH CARE — 15.0%
691	Alexion Pharmaceuticals, Inc.*	116,558
95	Bio-Rad Laboratories, Inc. - Class A*	59,862
895	Cardinal Health, Inc.	54,004
1,294	Cronos Group, Inc.*	10,533
3,697	CVS Health Corp.	282,451
359	Emergent BioSolutions, Inc.*	21,892
286	LivaNova PLC*	24,273
323	Merit Medical Systems, Inc.*	20,543
445	Patterson Cos., Inc.	14,302
301	United Therapeutics Corp.*	60,670
3,414	Viatris, Inc.*	45,406
		710,494
	INDUSTRIALS — 14.9%
192	ABM Industries, Inc.	9,871
251	Acuity Brands, Inc.	46,566
301	AGCO Corp.	43,922
403	Alaska Air Group, Inc.*	27,863
757	FedEx Corp.	219,765
1,009	JetBlue Airways Corp.*	20,543
428	Kennametal, Inc.	17,189
167	Korn Ferry	11,338
251	ManpowerGroup, Inc.	30,343
264	MSC Industrial Direct Co., Inc. - Class A	23,802
393	Quanta Services, Inc.	37,980
122	Regal Beloit Corp.	17,620
502	Resideo Technologies, Inc.*	15,065
345	Spirit Airlines, Inc.*	12,358
424	Terex Corp.	19,924
893	Textron, Inc.	57,366
208	UFP Industries, Inc.	17,480
552	Univar Solutions, Inc.*	12,889
182	WESCO International, Inc.*	16,693
573	Westinghouse Air Brake Technologies Corp.	47,026
		705,603

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Next Value ETF SCHEDULE OF INVESTMENTS (Concluded)	April 30, 2021
Number of Shares		Value
COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY — 21.6%
1,925	3D Systems Corp.*	$41,465
925	Amkor Technology, Inc.	18,704
230	Arrow Electronics, Inc.*	26,236
361	Avnet, Inc.	15,855
4,034	BlackBerry Ltd.*	35,620
1,320	Cloudera, Inc.*	16,751
764	DXC Technology Co.*	25,143
4,056	Hewlett Packard Enterprise Co.	64,977
194	Insight Enterprises, Inc.*	19,472
2,275	Juniper Networks, Inc.	57,762
797	LiveRamp Holdings, Inc.*	39,037
2,030	Marvell Technology, Inc.	91,776
3,255	Micron Technology, Inc.*	280,158
65	MicroStrategy, Inc. - Class A*	42,715
1,833	NortonLifeLock, Inc.	39,611
956	Nuance Communications, Inc.*	50,831
381	Onto Innovation, Inc.*	26,106
150	SYNNEX Corp.	18,180
771	Vishay Intertechnology, Inc.	18,943
1,068	Western Digital Corp.	75,433
865	Xerox Holdings Corp.	20,881
		1,025,656
	MATERIALS — 5.6%
341	Commercial Metals Co.	9,964
389	Eastman Chemical Co.	44,887
179	H.B. Fuller Co.	11,961
769	Huntsman Corp.	22,047
4,004	ICL Group Ltd.	26,506
872	Nucor Corp.	71,731
183	Reliance Steel & Aluminum Co.	29,337
653	Steel Dynamics, Inc.	35,405
675	United States Steel Corp.	15,532
		267,370
	TOTAL COMMON STOCKS (Cost $4,405,551)	4,708,123
Number of Shares		Value
SHORT-TERM INVESTMENTS — 0.7%
30,656	Invesco Government & Agency Portfolio - Class Institutional, 0.03%#	$30,656
	TOTAL SHORT-TERM INVESTMENTS (Cost $30,656)	30,656
	TOTAL INVESTMENTS — 100.0% (Cost $4,436,207)	4,738,779
	Other Assets in Excess of Liabilities — 0.0%	1,293
	TOTAL NET ASSETS — 100.0%	$4,740,072

*    Non-income producing security.

#   The rate is the annualized seven-day yield at period end.
See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Next Value ETF SUMMARY OF INVESTMENTS	April 30, 2021
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	23.7%
Information Technology	21.6%
Health Care	15.0%
Industrials	14.9%
Energy	9.0%
Consumer Staples	8.1%
Materials	5.6%
Communication Services	1.4%
Total Common Stocks	99.3%
Short-Term Investments	0.7%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	April 30, 2021
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Assets:
Investments, at value (Cost $19,639,997 and $21,427,746, respectively)	$20,315,314	$21,990,061
Capital shares receivable	—	879,651
Investment securities sold receivable	252	—
Reclaims receivable	83	—
Dividends and interest receivable	7,391	10,319
Total Assets	20,323,040	22,880,031

Liabilities:
Investment securities purchased	—	879,651
Advisory fee payable	12,076	8,223
Total Liabilities	12,076	887,874

Net Assets	$20,310,964	$21,992,157

Net Assets Consist of:
Paid-in Capital	$20,212,687	$21,302,379
Total distributable earnings (loss)	98,277	689,778
Net Assets	$20,310,964	$21,992,157

Net Assets	$20,310,964	$21,992,157
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	500,001	625,001
Net Asset Value, Offering and Redemption Price Per Share	$40.62	$35.19

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES (Concluded)	April 30, 2021
	QRAFT AI-Enhanced U.S. High Dividend ETF	QRAFT AI-Enhanced U.S. Next Value ETF
Assets:
Investments, at value (Cost $5,055,439 and $4,436,207, respectively)	$5,298,426	$4,738,779
Capital shares receivable	—	—
Investment securities sold receivable	1,784	—
Reclaims receivable	247	—
Dividends and interest receivable	5,530	4,115
Total Assets	5,305,987	4,742,894

Liabilities:
Investment securities purchased	—	—
Advisory fee payable	2,896	2,822
Total Liabilities	2,896	2,822

Net Assets	$5,303,091	$4,740,072

Net Assets Consist of:
Paid-in Capital	$5,309,826	$4,443,523
Total distributable earnings (loss)	(6,735)	296,549
Net Assets	$5,303,091	$4,740,072

Net Assets	$5,303,091	$4,740,072
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	175,000	150,000
Net Asset Value, Offering and Redemption Price Per Share	$30.30	$31.60

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS
	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
	For the Year Ended April 30, 2021	For the Year Ended April 30, 2021
Investment Income:
Dividend income (net of foreign withholding tax of $604 and $278, respectively)	$92,360	$33,231
Interest	6	5
Total Investment Income	92,366	33,236

Expenses:
Advisory fees	100,931	40,286
Total Expenses	100,931	40,286

Net Investment Income (Loss)	(8,565)	(7,050)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	3,739,203	1,914,060
Change in unrealized appreciation/(depreciation) on investments	413,245	586,040
Net Realized and Unrealized Gain (Loss) on Investments	4,152,448	2,500,100

Net Increase (Decrease) in Net Assets Resulting From Operations	$4,143,883	$2,493,050

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS (Concluded)
	QRAFT AI-Enhanced U.S. High Dividend ETF	QRAFT AI-Enhanced U.S. Next Value ETF
	For the Year Ended April 30, 2021	For the Period December 2, 2020(1) through April 30, 2021
Investment Income:
Dividend income (net of foreign withholding tax of $1,368 and $101, respectively)	$88,998	$24,727
Interest	6	2
Total Investment Income	89,004	24,729

Expenses:
Advisory fees	23,805	11,745
Total Expenses	23,805	11,745

Net Investment Income (Loss)	65,199	12,984

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	887,204	532,226
Change in unrealized appreciation/(depreciation) on investments	140,510	302,572
Net Realized and Unrealized Gain (Loss) on Investments	1,027,714	834,798

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,092,913	$847,782

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS	April 30, 2021
	QRAFT AI-Enhanced U.S. Large Cap ETF			QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
	For the Year Ended April 30, 2021	For the Period May 20, 2019(1) through April 30, 2020		For the Year Ended April 30, 2021	For the Period May 20, 2019(1) through April 30, 2020
From Investment Activities:
Operations:
Net investment income (loss)	$(8,565)	$17,299		$(7,050)	$8,513
Net realized gain (loss) on investments	3,739,203	133,145		1,914,060	329,287
Net change in unrealized appreciation/(depreciation) on investments	413,245	262,072		586,040	(23,725)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,143,883	412,516		2,493,050	314,075

Distributions to Shareholders:	(412,139)	(137,957)		(1,169,034)	(178,709)

Capital Transactions:
Proceeds from shares issued	46,924,423	3,079,488		24,712,501	3,083,511
Cost of shares redeemed	(33,699,275)	—		(6,619,487)	(643,775)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	13,225,148	3,079,488		18,093,014	2,439,736

Total Increase (Decrease) in Net Assets	16,956,892	3,354,047		19,417,030	2,575,102

Net Assets:
Beginning of period	3,354,072	25	(2)	2,575,127	25 (2)
End of period	$20,310,964	$3,354,072		$21,992,157	$2,575,127

Share Transactions:
Issued	1,250,000	125,000		725,000	125,000
Redeemed	(875,000)	—		(200,000)	(25,000)
Net Increase (Decrease) in Share Transactions	375,000	125,000		525,000	100,000

(1)  Commencement of operations.

(2)  Beginning capital of $25 was contributed by the Adviser in exchange for 1 share of each Fund in connection with the commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Concluded)	April 30, 2021
	QRAFT AI-Enhanced U.S. High Dividend ETF		QRAFT AI-Enhanced U.S. Next Value ETF
	For the Year Ended April 30, 2021	For the Period February 26, 2020(1) through April 30, 2020	For the Period December 2, 2020(1) through April 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$65,199	$11,299	$12,984
Net realized gain (loss) on investments	887,204	(423,353)	532,226
Net change in unrealized appreciation/(depreciation) on investments	140,510	102,477	302,572
Net Increase (Decrease) in Net Assets Resulting from Operations	1,092,913	(309,577)	847,782

Distributions to Shareholders:	(66,291)	—	(12,192)

Capital Transactions:
Proceeds from shares issued	7,004,904	3,082,392	9,898,443
Cost of shares redeemed	(5,501,250)	—	(5,993,961)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,503,654	3,082,392	3,904,482

Total Increase (Decrease) in Net Assets	2,530,276	2,772,815	4,740,072

Net Assets:
Beginning of period	2,772,815	—	—
End of period	$5,303,091	$2,772,815	$4,740,072

Share Transactions:
Issued	250,000	125,000	350,000
Redeemed	(200,000)	—	(200,000)
Net Increase (Decrease) in Share Transactions	50,000	125,000	150,000

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distribution to Shareholders From						Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gain from Investments	Total Distributions	Net Asset Value, End of Period	Total Return(2)(3)	Total Return at Market Price(2)(4)	Expenses(5)	Net Investment Income (Loss)(5)	Net Assets at End of Period (000’s)	Portfolio Turnover(2)(6)
QRAFT AI-Enhanced U.S. Large Cap ETF
For the Year Ended April 30, 2021	$26.83	$(0.02)	$14.50	$14.48	$(0.02)	$(0.67)	$(0.69)	$40.62	54.12%	53.83%	0.75%	(0.06)%	$20,311	263%
For the Period Ended May 20, 2019(7) through April 30, 2020	$24.73	$0.14	$3.07	$3.21	$(0.12)	$(0.99)	$(1.11)	$26.83	12.84%	12.96%	0.75%	0.56%	$3,354	219%
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
For the Year Ended April 30, 2021	$25.75	$(0.04)	$17.27	$17.23	$(0.02)	$(7.77)	$(7.79)	$35.19	69.95%	69.50%	0.75%	(0.13)%	$21,992	346%
For the Period Ended May 20, 2019(7) through April 30, 2020	$24.70	$0.07	$2.41	$2.48	$(0.04)	$(1.39)	$(1.43)	$25.75	9.99%	10.16%	0.75%	0.28%	$2,575	275%
QRAFT AI-Enhanced U.S. High Dividend ETF
For the Year Ended April 30, 2021	$22.18	$0.53	$8.11	$8.64	$(0.52)	$—	$(0.52)	$30.30	39.50%	39.21%	0.75%	2.05%	$5,303	198%
For the Period Ended February 26, 2020(7) through April 30, 2020	$24.79	$0.09	$(2.70)	$(2.61)	$—	$—	$—	$22.18	(10.53)%	(10.29)%	0.75%	2.46%	$2,773	45%
QRAFT AI-Enhanced U.S. Next Value ETF
For the Period Ended December 2, 2020(7) through April 30, 2021	$25.14	$0.10	$6.46	$6.56	$(0.10)	$—	$(0.10)	$31.60	26.10%	26.89%	0.75%	0.83%	$4,740	173%

(1)  Per share numbers have been calculated using the average shares method.

(2)  Not annualized for periods less than one year.

(3)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)  Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(7)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	April 30, 2021

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The financial statements herein are for the QRAFT AI-Enhanced U.S. Large Cap ETF (the “AI-Enhanced U.S. Large Cap ETF”), the QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (the “AI-Enhanced U.S. Large Cap Momentum ETF”), the QRAFT AI-Enhanced U.S. High Dividend ETF (the “AI-Enhanced U.S. High Dividend ETF”) and QRAFT AI-Enhanced U.S. Next Value ETF (the “AI-Enhanced U.S. Next Value ETF”) (each, a “Fund” and collectively, the “Funds”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs seek to achieve an investment objective by purchasing and selling securities and other instruments, including shares of other investment companies, in accordance with the ETF’s stated investment strategy. Actively managed ETFs are required to publish their portfolio holdings on a daily basis. The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem Creation Units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to NAV per share.

The AI-Enhanced U.S. Large Cap ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S. listed large capitalization companies. The Fund is classified as a non-diversified investment company under the 1940 Act. The Fund commenced operations on May 20, 2019.

The AI-Enhanced U.S. Large Cap Momentum ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S.-listed large capitalization companies. The Fund is classified as a non-diversified investment company under the 1940 Act. The Fund commenced operations on May 20, 2019.

The AI-Enhanced U.S. High Dividend ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in dividend paying securities of U.S.-listed companies. The Fund is classified as a non-diversified investment company under the 1940 Act. The Fund commenced operations on February 26, 2020.

The AI-Enhanced U.S. Next Value ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S.-listed companies. The Fund is classified as a non-diversified investment company under the 1940 Act. The Fund commenced operations on December 2, 2020.

Under the Trust’s organizational documents, its officers and Board of Trustees (the ”Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2021

(a) Valuation of Investments

Each Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of April 30, 2021 for each Fund based upon the three levels defined above:

AI-Enhanced U.S. Large Cap ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$20,197,060	$—	$—	$20,197,060
Short-Term Investments	118,254	—	—	118,254
Total	$20,315,314	$—	$—	$20,315,314
AI-Enhanced U.S. Large Cap Momentum ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$21,980,237	$—	$—	$21,980,237
Short-Term Investments	9,824	—	—	9,824
Total	$21,990,061	$—	$—	$21,990,061

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2021
AI-Enhanced U.S. High Dividend ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$5,269,768	$—	$—	$5,269,768
Short-Term Investments	28,658	—	—	28,658
Total	$5,298,426	$—	$—	$5,298,426
AI-Enhanced U.S. Next Value ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$4,708,123	$—	$—	$4,708,123
Short-Term Investments	30,656	—	—	30,656
Total	$4,738,779	$—	$—	$4,738,779

*   The Fund did not hold any Level 3 securities at period end.

(1)  For a detailed break-out of common stocks by market segment, please refer to the Schedule of Investments.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(d) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2021

between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to each Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of April 30, 2021, no Fund had any interest or penalties associated with the underpayment of any income taxes.

(e) Distributions to Shareholders

Each Fund distributes net investment income and capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis for such Fund to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Trust, including each Fund, pursuant to an investment advisory agreement entered into by the Adviser and the Trust on behalf of each Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund. The Adviser is responsible for the day-to-day management of the Funds, including, among other things, providing an investment program for the Funds, trading portfolio securities on behalf of the Funds, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to each Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of average daily net assets of each Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

QRAFT Technologies, Inc. (“QRAFT”) is the Funds’ sponsor. The Adviser has entered into an agreement with QRAFT whereby QRAFT assumes the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses.

An Interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2021

(b) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

Certain officers of the Trust are also employees/officers of affiliates of the Distributor and receive no compensation from the Trust for serving as officers.

(c) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as each Fund’s fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as each Fund’s co-administrator.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year or period ended April 30, 2021 were as follows:

Fund	Purchases	Sales
AI-Enhanced U.S. Large Cap ETF	$34,772,444	$36,767,600
AI-Enhanced U.S. Large Cap Momentum ETF	20,346,918	22,567,046
AI-Enhanced U.S. High Dividend ETF	6,427,394	6,893,447
AI-Enhanced U.S. Next Value ETF	6,177,718	7,629,170

Purchases, sales, and realized gain/(loss) of in-kind transactions for the year or period ended April 30, 2021 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
AI-Enhanced U.S. Large Cap ETF	$46,971,023	$32,272,135	$4,198,569
AI-Enhanced U.S. Large Cap Momentum ETF	24,718,309	5,556,161	801,294
AI-Enhanced U.S. High Dividend ETF	6,936,218	4,982,868	774,574
AI-Enhanced U.S. Next Value ETF	9,837,376	4,512,538	551,156

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares for each Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2021

in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fees for AI-Enhanced U.S. Large Cap ETF, AI-Enhanced U.S. Large Cap Momentum ETF, AI-Enhanced U.S. High Dividend ETF and AI-Enhanced U.S. Next Value ETF are $1,750, $250, $500 and $500, respectively, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fees for AI-Enhanced U.S. Large Cap ETF, AI-Enhanced U.S. Large Cap Momentum ETF, AI-Enhanced U.S. High Dividend ETF and AI-Enhanced U.S. Next Value ETF are $1,750, $250, $500 and $500 respectively, regardless of the number of Creation Units created in the transaction.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2021

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in each Fund’s prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Models and Data Risk: Each Fund relies heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, each Fund’s strategy may not be successfully implemented, and each Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

Non-Diversification Risk: Each Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on each Fund’s performance.

Sector Focus Risk:  Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. Each Fund identifies its sector weightings in its Summary of Investments and the sector exposure is expected to vary over time.

Note 7 – Federal Income Taxes

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year or period ended April 30, 2021, the following amounts resulting primarily from the differing book and tax treatment relating to the reversal of gains and losses emanating from redemption-in-kind transactions have been reclassified:

Fund	Paid-in Capital	Total Distributable Earnings (Loss)
AI-Enhanced U.S. Large Cap ETF	$3,908,026	$(3,908,026)
AI-Enhanced U.S. Large Cap Momentum ETF	765,761	(765,761)
AI-Enhanced U.S. High Dividend ETF	723,780	(723,780)
AI-Enhanced U.S. Next Value ETF	539,041	(539,041)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2021

The tax character of the distributions paid during the tax years or periods ended April 30, 2021 and April 30, 2020 were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid	Year
AI-Enhanced U.S. Large Cap ETF	$365,518	$46,621	$412,139	2021
AI-Enhanced U.S. Large Cap ETF	137,957	—	137,957	2020
AI-Enhanced U.S. Large Cap Momentum ETF	1,166,815	2,219	1,169,034	2021
AI-Enhanced U.S. Large Cap Momentum ETF	178,709	—	178,709	2020
AI-Enhanced U.S. High Dividend ETF	66,291	—	66,291	2021
AI-Enhanced U.S. High Dividend ETF	—	—	—	2020
AI-Enhanced U.S. Next Value ETF	12,192	—	12,192	2021

As of the tax year or period ended April 30, 2021, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
AI-Enhanced U.S. Large Cap ETF	$—	$—	$(305,991)	$404,268	$98,277
AI-Enhanced U.S. Large Cap Momentum ETF	184,439	15,998	—	489,341	689,778
AI-Enhanced U.S. High Dividend ETF	10,348	—	(247,684)	230,601	(6,735)
AI-Enhanced U.S. Next Value ETF	27,192	—	—	269,357	296,549

At April 30, 2021, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
AI-Enhanced U.S. Large Cap ETF	$19,911,046	$1,075,767	$(671,499)	$404,268
AI-Enhanced U.S. Large Cap Momentum ETF	21,500,720	799,044	(309,703)	489,341
AI-Enhanced U.S. High Dividend ETF	5,067,825	281,196	(50,595)	230,601
AI-Enhanced U.S. Next Value ETF	4,469,422	370,836	(101,479)	269,357

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the tax year or period ended April 30,2021, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
AI-Enhanced U.S. Large Cap ETF	$—	$—
AI-Enhanced U.S. Large Cap Momentum ETF	—	—
AI-Enhanced U.S. High Dividend ETF	247,684	—
AI-Enhanced U.S. Next Value ETF	—	—

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	April 30, 2021

During the fiscal year ended April 30, 2021, the AI-Enhanced U.S. High Dividend ETF utilized $123,537 of non-expiring capital loss carryforwards.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of April 30, 2021, the AI-Enhanced U.S. Large Cap ETF had $291,010 of post-October capital losses which are deferred until May 1, 2021 for tax purposes. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

As of April 30, 2021, the AI-Enhanced U.S Large Cap ETF had $14,981 of qualified late-year ordinary losses, respectively, which are deferred until May 1, 2021 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 8 – Recent Market Events

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Funds’ investments. The ultimate impact of the pandemic on the financial performance of the Funds’ investments is not reasonably estimable at this time.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Funds’ financial statements.

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	April 30, 2021

To the Shareholders of QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap
Momentum ETF, QRAFT AI-Enhanced U.S. High Dividend ETF and QRAFT AI-Enhanced U.S. Next Value ETF and
Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF, QRAFT AI-Enhanced U.S. High Dividend ETF and QRAFT AI-Enhanced U.S. Next Value ETF (the “Funds”), each a series of Exchange Listed Funds Trust, as of April 30, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2021, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
QRAFT AI-Enhanced U.S. Large Cap ETF and QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	For the year ended April 30, 2021.	For the year ended April 30, 2021 and for the period from May 20, 2019 (commencement of operations) through April 30, 2020.
QRAFT AI-Enhanced U.S. High Dividend ETF	For the year ended April 30, 2021.	For the year ended April 30, 2021 and for the period from February 26, 2020 (commencement of operations) through April 30, 2020.
QRAFT AI-Enhanced U.S. Next Value ETF	For the period from December 2, 2020 (commencement of operations) through April 30, 2021.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Chicago, Illinois
June 25, 2021

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	April 30, 2021 (Unaudited)

Expense Examples

All ETFs have operating expenses. As a shareholder of each Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of each Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that each Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in each Fund, and the “Ending Account Value” number is derived from deducting that expense cost from each Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in each Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare each Fund’s costs with those of other funds. It assumes that each Fund has an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess each Fund’s comparative cost by comparing the hypothetical results for each Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – not each Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	11/1/20	4/30/21		11/1/20 – 4/30/21
AI-Enhanced U.S. Large Cap ETF	$1,000.00	$1,278.60	0.75%	$4.24
AI-Enhanced U.S. Large Cap Momentum ETF	1,000.00	1,270.70	0.75%	4.22
AI-Enhanced U.S. High Dividend ETF	1,000.00	1,296.30	0.75%	4.27
	12/2/20(a)	4/30/21		12/2/20(a) – 4/30/21
AI-Enhanced U.S. Next Value ETF	1,000.00	1,261.00	0.75%	3.48
Hypothetical (5% annual return before expenses)**	11/1/20	4/30/21		11/1/20 – 4/30/21
AI-Enhanced U.S. Large Cap ETF	$1,000.00	$1,021.08	0.75%	$3.76
AI-Enhanced U.S. Large Cap Momentum ETF	1,000.00	1,021.08	0.75%	3.76
AI-Enhanced U.S. High Dividend ETF	1,000.00	1,021.08	0.75%	3.76
AI-Enhanced U.S. Next Value ETF	1,000.00	1,021.08	0.75%	3.76

(a)  Commencement of operations.

*    Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181, 181, 181 and 150 respectively, for AI-Enhanced U.S. Large Cap ETF, AI-Enhanced U.S. Large Cap Momentum ETF, AI-Enhanced U.S. High Dividend ETF and AI-Enhanced U.S. Next Value ETF divided by 365 (to reflect the since inception period).

**  Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF INVESTMENT ADVISORY AGREEMENT	April 30, 2021 (Unaudited)

At a meeting held on March 12, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved the continuance of the advisory agreement (the “Agreement”) between Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and the Trust, on behalf of the QRAFT AI-Enhanced U.S. Large Cap ETF (“QRFT”) and QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (“AMOM”) (each, a “Fund” and together, the “Funds”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreement must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

Although the 1940 Act requires that continuance of the Agreement be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and governmental restrictions on gatherings. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser, and at the Meeting, representatives from the Adviser presented additional oral and written information to help the Board evaluate the Adviser’s advisory fees and other aspects of the Agreement. Among other things, representatives from the Adviser provided an overviews of the Adviser’s advisory businesses, including investment personnel and investment processes. Prior to the meeting, the Trustees met to review and discuss the information provided and requested additional information regarding the Agreement, and information was provided in response to this request. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the Adviser’s oral presentations, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

In considering whether to approve the continuance of the Agreement, the Board took into consideration (i) the nature, extent and quality of the services provided by ETC to QRFT and AMOM; (ii) each Fund’s performance; (iii) the Adviser’s costs of and profits realized from providing such services, including any fall-out benefits enjoyed by ETC or its affiliates; (iv) comparative fee and expense data for each Fund; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent and Quality of Services Provided

In considering the nature, extent and quality of the services provided to QRFT and AMOM, the Board considered specific responsibilities in all aspects of day-to-day management of QRFT and AMOM. The Board noted that, as the investment adviser to QRFT and AMOM, ETC is responsible for developing, implementing, and maintaining QRFT and AMOM’s investment program, and that ETC’s responsibilities also include, among other things, monitoring compliance with various fund policies and procedures and with applicable securities regulations, trading portfolio securities and other investment instruments on behalf of each Fund, selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of fund shares conducted on a cash-in-lieu basis, oversight of general portfolio compliance with relevant law, responsibility for quarterly reporting to the Board, and implementation of Board directives as they relate to QRFT and AMOM. The Board considered the qualifications, experience and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Concluded)	April 30, 2021 (Unaudited)

Board noted that it had been provided with ETC’s registration form on Form ADV as well as ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board considered ETC’s experience working with ETFs, including other series of the Trust and other ETFs managed by ETC outside of the Trust. The Board also considered other services provided to QRFT and AMOM by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for QRFT and AMOM to operate, administering each Fund’s business affairs, providing office facilities and equipment and certain clerical, bookkeeping and administrative services, and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to QRFT and AMOM by ETC.

Performance

The Board reviewed QRFT’s and AMOM’s performance in light of each Fund’s stated investment objective. The Board was provided with reports regarding the past performance of each Fund, including a report prepared by ISS-Strategic Insight, comparing each Fund’s performance with the performance of a group of peer funds and with the performance of the Fund’s benchmark for various time periods. The Board noted that each Fund is actively managed and that each Fund’s total return was above the peer group median and benchmark for the time periods measured. In reviewing each Fund’s performance, the Board took into account that each Fund has had a relatively short operating history over which to consider ETC’s performance. The Board further noted that it received regular reports regarding each Fund’s performance at its quarterly meetings.

Costs of Services Provided and Economies of Scale

The Board reviewed the advisory fees paid by each Fund to ETC under the Agreement. The Board reviewed a report prepared by ISS-Strategic Insight comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was at the high end of the range of advisory fees paid by the peer funds. The Board further took into account the specialized nature of each Fund’s strategy, including the quantitative model used by ETC in managing each Fund, in concluding that there are limitations in comparing its advisory fee to those of other funds and the information provided by the third-party report may not provide meaningful direct comparisons to the Funds. The Board took into consideration that the advisory fee for QRFT and AMOM is a “unified fee,” meaning that each Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that under the Agreements, ETC is responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board considered the costs and expenses incurred by ETC in providing advisory services, evaluated the compensation and benefits received by ETC from its relationship with each Fund, and reviewed profitability analyses from ETC with respect to each Fund. In light of the foregoing information, the Board concluded for the Fund that the advisory fees were reasonable in light of the services rendered.

Economies of Scale

The Board considered for QRFT and AMOM whether economies of scale have been realized. The Board concluded that no significant economies of scale have been realized by either Fund and that the Board will have the opportunity to consider advisory fee breakpoints if and when Fund assets grow to a level that potentially produce such economies.

Conclusion

No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of QRFT and AMOM; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreement, including the compensation payable under the Agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuance of the Agreement was in the best interests of each Fund and its shareholders.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	April 30, 2021

Qualified Dividend Income

For the periods ended April 30, 2021, 24.46%, 2.36%, 100% and 43.30% respectively, of the dividends paid from net investment income, including short-term capital gains (if any), for the AI-Enhanced U.S. Large Cap, AI-Enhanced U.S. Large Cap Momentum, AI-Enhanced U.S. High Dividend, and AI-Enhanced U.S. Next Value ETFs is designated as qualified dividend income.

Corporate Dividends Received Deduction

For the periods ended April 30, 2021, 24.38%, 2.32%, 100%, and 20.01% respectively, of the dividends paid from net investment income, including short-term capital gains (if any), for the AI-Enhanced U.S. Large Cap, AI-Enhanced U.S. Large Cap Momentum, AI-Enhanced U.S. High Dividend, and AI-Enhanced U.S. Next Value ETFs qualifies for the dividends received deduction available to corporate shareholders.

Capital Gain Designation

For federal income tax purposes, the AI-Enhanced U.S. Large Cap and AI-Enhanced U.S. Large Cap Momentum ETFs designate long-term capital gain dividends of $46,621 and $2,219, respectively, for the fiscal periods ended April 30, 2021.

Premium/Discount Information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of that Fund for various time periods can be found on the Funds’ website at www.qraftaietf.com.

EXCHANGE LISTED FUNDS TRUST TRUSTEES	April 30, 2021

Set forth below is information about each of the persons currently serving as a Trustee of the Trust. The address of each Trustee of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Funds’ Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees. The SAI is available without charge, upon request, by calling toll-free (855) 973-7880 or at www.qraftaietf.com.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
Richard Hogan (1961)	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2002); Secretary, Exchange Traded Concepts Trust (since 2011); Managing Member, Yorkville ETF Advisors (2011-2016).	14	Board Member of Peconic Land Trust of Suffolk County, NY.
Independent Trustees
Timothy J. Jacoby (1952)	Trustee	Since 2014	Senior Partner, Deloitte & Touche LLP, Private Equity/Hedge Fund/Mutual Fund Services Practice — (2000-2014).	32	Independent Trustee, Edward Jones Money Market Fund (since 2017); Audit Committee Chair, Perth Mint Physical Gold ETF (2018 to 2020); Independent Trustee, Source ETF Trust (2014 to 2015).
David M. Mahle (1943)	Trustee	Since 2012	Consultant, Jones Day (2012-2015); Of Counsel, Jones Day (2008-2011); Partner, Jones Day (1988-2008);	14	Independent Trustee, Exchange Traded Concepts Trust (2012 to 2020); Independent Trustee, Source ETF Trust (2014 to 2015).
Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors — (since 2012).	32	None.

(1)  Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, reaches mandatory retirement age (unless service is extended), is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)  The Fund complex includes each series of the Trust and of Exchange Traded Concepts Trust.

EXCHANGE LISTED FUNDS TRUST OFFICERS	April 30, 2021

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, Richard Hogan, and James J. Baker, Jr. is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, the address of Christopher W. Roleke is Foreside Management Services, LLC, 10 High Street, Suite 302, Boston, Massachusetts 02110, and the address of Patrick Keniston is Foreside Fund Officer Services, LLC, 3 Canal Plaza, Suite 100, Portland, Maine 04101.

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
J. Garrett Stevens (1979)	President	Since 2012

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President Exchange Traded Concepts Trust (since 2011).

Richard Hogan (1961)	Trustee and Secretary	Since 2012

Director, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2003); Trustee and Secretary, Exchange Listed Funds Trust (since 2011); Managing Member, Yorkville ETF Advisors (2011 – 2016).

Christopher W. Roleke (1972)	Treasurer	Since 2012	Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (since 2011).
James J. Baker Jr. (1951)	Assistant Treasurer	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (since 2011); Managing Partner, Yorkville ETF Advisors (2012 to 2016); Vice President, Goldman Sachs (2000 to 2011).
Patrick Keniston (1964)	Chief Compliance Officer	Since 2017	Managing Director, Foreside Fund Officer Services, LLC (since 2008).

(1)  Each officer serves at the pleasure of the Board of Trustees.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.qraftaietf.com or the SEC’s website at www.sec.gov or by calling toll-free (855) 973-7880.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free (855) 973-7880 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.qraftaietf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer.  This code of ethics is included as Exhibit 13(a)(1).

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees:

2021	2020
$ 53,000	$ 40,500

Audit fees, paid to Cohen Fund Audit Services, Ltd., relate to the audit of the registrant's annual financial statements and the consent issued and included with the registrant's post-effective registration statements.

(b) Audit-Related Fees:

2021	2020
$ -	$ -

(c) Tax Fees:

2021	2020
$ 12,000	$ 9,000

These tax fees relate to the review of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to Cohen Fund Audit Services, Ltd.

(d) All Other Fees:

2021	2020
$ -	$ -

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require preapproval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)

2021	2020
$ -	$ -

(f) Not applicable.

(g)

2021	2020
$ 12,000	$ 9,000

(h) Not applicable

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), David Mahle, and Linda Petrone.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	June 22, 2021

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	June 22, 2021